SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)		Jun. 30, 2023	Jun. 30, 2022
Payables and Accruals [Abstract]
Accounts and other payables		$ 1,196,222	$ 715,902
Accruals		777,086	909,187
Deferred consideration	[1]	208,500
Other		428,220
Total		$ 2,610,028	$ 1,625,089

[1]	Deferred consideration relates to the fair value of $208,500